Related party transactions - Remuneration of directors and key management of the Company (Details) - CAD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Related party transactions
Wages	$ 356,486	$ 502,015
Share-based payments - capital stock	87,166	66,588
Share-based payments - stock options	10,738	21,554
Remuneration of directors and key management of the company	$ 454,390	$ 590,157